ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Receivables for loan referral service from institutional funding partners	¥ 315,895	¥ 109,910
Less: allowance for credit losses			¥ (60,679)	¥ (28,014)
Total accounts receivable	¥ 315,895	¥ 109,910